CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
INCOME (LOSS)
Gain on sale of mining data	$ 0	$ 52,500,000	$ 0	$ 52,500,000
Arbitration award	0	36,000,000	0	36,000,000
Interest income	440,415	67,744	971,053	88,832
Loss on marketable equity securities	(86,439)	(24,060)	(100,565)	(11,604)
Foreign currency gain (loss)	293,977	(422,610)	584,243	(424,557)
Total INCOME (LOSS)	647,953	88,121,074	1,454,731	88,152,671
EXPENSES
Corporate general and administrative (Notes 3 and 9)	1,291,411	3,344,441	2,448,259	4,515,276
Contingent value rights (Note 3)	0	4,459,124	0	4,459,124
Siembra Minera Project costs (Note 7)	2,431,298	662,030	4,269,160	1,243,063
Exploration costs	2,728	0	2,728	0
Legal and accounting	518,866	314,453	899,228	748,256
Arbitration and settlement (Note 3)	13,570	88,673	97,672	125,308
Equipment holding costs	108,689	203,318	216,651	479,170
Total EXPENSES	4,366,562	9,072,039	7,933,698	11,570,197
Net income (loss) before income tax	(3,718,609)	79,049,035	(6,478,967)	76,582,474
Income tax expense (Note 10)	0	(11,923,975)	0	(12,523,265)
Net income (loss) and comprehensive income (loss) for the period	$ (3,718,609)	$ 67,125,060	$ (6,478,967)	$ 64,059,209
Net income (loss) per share
Basic	$ (0.04)	$ 0.67	$ (0.07)	$ 0.64
Diluted	$ (0.04)	$ 0.67	$ (0.07)	$ 0.64
Weighted average common shares outstanding,
Basic	99,395,048	99,395,048	99,395,048	99,395,048
Diluted	99,395,048	99,495,365	99,395,048	99,511,316